Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 647,860	$ 601,327
Less: accumulated depreciation and amortization	(456,329)	(427,717)
Property and equipment, net	191,531	173,610
Depreciation expense for capitalized software	60,800	41,000	$ 36,500
Net book value of capitalized software	162,000	144,000
Accelerated depreciation	13,800
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	546,155	485,901
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	57,746	71,485
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	37,774	40,332
Automobiles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,185	$ 3,609